Note 17 - Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Restrictions on Dividends, Loans and Advances [Text Block]
(17)	Regulatory Matters and Restrictions on Dividends

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2021, the Bank and the Company meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If an institution is classified as adequately capitalized or lower, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is growth and expansion, and capital restoration plans are required. As of December 31, 2021, and 2020, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

In  October 2019, the federal banking agencies approved final rules under the Growth Act that exempt a qualifying community bank and its holding company that have Community Bank Leverage Ratios, calculated as Tier 1 capital over average total consolidated assets (the "Community Bank Leverage Ratio"), of greater than 9 percent from the risk-based capital requirements of the capital rules issued under the Dodd-Frank Act. A qualifying community banking organization and its holding company that have chosen the proposed framework are not required to calculate the existing risk-based and leverage capital requirements. Such a bank would also be considered to have met the capital ratio requirements to be well capitalized for the agencies' prompt corrective action rules provided it has a Community Bank Leverage Ratio greater than 9 percent. Tier 1 capital for purposes of calculating the Community Bank Leverage Ratio is defined as total equity less accumulated other comprehensive income, less goodwill, less all other intangible assets, less deferred tax assets that arise from net operating loss and tax carryforwards, net of any related valuation allowances. Institutions seeking to utilize the Community Bank Leverage Ratio must not have total off-balance sheet exposures equal to 25% or more of total consolidated assets. For purposes of this test, off-balance sheet exposures include, among other items, unused portions of commitments, securities lent or borrowed, credit enhancements and financial standby letters of credit. The federal regulators when establishing the Community Bank Leverage Ratio also established a grace period of two fiscal quarters during which a qualifying financial institution that temporarily failed to meet any of the qualifying criteria for use of the Community Bank Leverage Ratio would nonetheless be considered well capitalized so long as the institution maintained a Community Bank Leverage Ratio of greater than 7%.

The Company and the Bank each opted to take advantage of this rule effective  January 1, 2020. During the year ended December 31, 2021, the Company determined its total off balance sheet exposures, calculated in accordance with applicable regulations, exceeded 25% of its total consolidated assets during the period of time it had opted to utilize the Community Bank Leverage Ratio, and as a result, neither the Company nor the Bank was able to take advantage of the Community Bank Leverage Ratio rules. The Company has reported its and the Bank's December 31, 2020 capital ratios herein as if they had not elected the Community Bank Leverage Ratio rule for comparative purposes. The Company and the Bank have been well-capitalized under all applicable capital regulations as of the period ends for each relevant period since January 1, 2020, including as of December 31, 2021, in each case, applying the Basel III capital guidelines that were applicable to it as a result of its not qualifying for the Community Bank Leverage Ratio.

The Company's and Wilson Bank's actual capital amounts and ratios as of December 31, 2021 and  December 31, 2020 are presented in the following tables. The capital conservation buffer of 2.5% is not included in the required minimum ratios of the tables presented below.

					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2021
Total capital to risk weighted assets:
Consolidated	$455,813	13.9%	$261,404	8.0%	$326,755	10.0%
Wilson Bank	452,130	13.8	261,317	8.0	326,646	10.0
Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	196,052	6.0	261,403	8.0
Wilson Bank	411,543	12.6	195,987	6.0	261,316	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	147,039	4.5	N/A	N/A
Wilson Bank	411,543	12.6	146,990	4.5	212,319	6.5
Tier 1 capital to average assets:
Consolidated	415,226	10.8	154,280	4.0	N/A	N/A
Wilson Bank	411,543	10.7	154,230	4.0	192,787	5.0

					For Classification Under
	Actual		Minimum		Corrective Action Plan
			Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2020
Total capital to risk weighted assets:
Consolidated	$403,419	14.3%	$225,405	8.0%	$281,757	10.0%
Wilson Bank	400,235	14.2	225,337	8.0	281,671	10.0
Tier 1 capital to risk weighted assets:
Consolidated	368,150	13.1	169,055	6.0	225,406	8.0
Wilson Bank	364,976	13.0	169,003	6.0	225,337	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	368,150	13.1	126,791	4.5	N/A	N/A
Wilson Bank	364,976	13.0	126,752	4.5	183,087	6.5
Tier 1 capital to average assets:
Consolidated	368,150	11.2	131,996	4.0	N/A	N/A
Wilson Bank	364,976	11.1	131,959	4.0	164,949	5.0

Dividend Restrictions

The Company and the Bank are subject to dividend restrictions set forth by the Tennessee Department of Financial Institutions and federal banking agencies, as applicable. Additional restrictions may be imposed by the Tennessee Department of Financial Institutions and federal banking agencies under the powers granted to them by law.